Eaton Vance
New York Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$ 844,486
Total Corporate Bonds (identified cost $1,559,312)		$ 844,486

Tax-Exempt Municipal Obligations — 150.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$135	$ 149,519
Green Bonds, 5.00%, 9/15/47(1)	2,700	2,990,385
		$ 3,139,904
Education — 7.7%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$ 187,422
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.00%, 6/1/32(2)	375	379,564
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	700,147
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,885	1,861,815
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50(1)	7,000	6,822,760
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,250	1,249,075
5.00%, 7/1/39	2,000	2,144,140
New York Dormitory Authority, (The New School), 5.00%, 7/1/42	650	681,772
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	413,486
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	367,867
5.00%, 10/15/49	80	71,910
5.00%, 10/15/54	120	106,362
		$ 14,986,320
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 9.3%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/37	$1,500	$ 1,629,075
New York Power Authority, 4.00%, 11/15/50(1)	11,500	11,266,780
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	2,919,202
Green Bonds, 5.00%, 12/15/49	2,000	2,228,120
		$ 18,043,177
Escrowed/Prerefunded — 2.3%
Geneva Development Corp., NY, (Hobart and William Smith Colleges):
Prerefunded to 9/1/23, 5.00%, 9/1/30	$200	$ 200,538
Prerefunded to 9/1/23, 5.00%, 9/1/32	200	200,538
Prerefunded to 9/1/23, 5.00%, 9/1/33	105	105,282
Prerefunded to 9/1/23, 5.00%, 9/1/34	200	200,538
Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	3,848,421
		$ 4,555,317
General Obligations — 17.0%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$ 823,381
New York, NY:
4.00%, 8/1/34	1,170	1,201,040
4.00%, 12/1/41	530	530,769
4.00%, 4/1/50	2,000	1,950,420
5.00%, 8/1/34(1)	10,000	10,025,800
5.00%, 4/1/37	1,000	1,145,700
5.00%, 8/1/38	1,240	1,411,814
5.00%, 8/1/47(1)	10,000	10,911,400
(SPA: JPMorgan Chase Bank, N.A.), 3.60%, 6/1/44(3)	1,575	1,575,000
Puerto Rico, 4.00%, 7/1/46	1,000	848,460
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	606,945
0.05%, 6/15/36	950	571,852
0.05%, 6/15/37	950	537,064
0.05%, 6/15/38	950	507,082
0.05%, 6/15/39	695	353,922
		$ 33,000,649
Hospital — 8.3%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$1,500	$ 1,179,525
4.00%, 10/1/45	500	468,095

Eaton Vance
New York Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	$1,000	$ 1,019,560
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,540,088
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,465,035
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,578,090
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	3,863,083
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	3,400	3,573,944
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,400,340
		$ 16,087,760
Housing — 6.0%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$ 2,022,000
3.40%, 11/1/39	1,000	897,760
3.55%, 11/1/44	1,115	971,121
3.80%, 11/1/43	1,675	1,507,349
4.05%, 11/1/41	2,030	2,010,654
4.95%, 11/1/58	1,000	1,018,950
Sustainability Bonds, 3.70%, 11/1/38	850	796,229
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	851,991
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	486,500
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	981,870
		$ 11,544,424
Industrial Development Revenue — 3.5%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$390	$ 391,552
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	895	1,022,771
5.50%, 10/1/37	1,440	1,651,968
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	1,000	1,032,410
(AMT), 5.00%, 10/1/40	2,665	2,727,201
		$ 6,825,902
Security	Principal Amount (000's omitted)	Value
Insured - Education — 4.9%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$ 78,861
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,620,523
New York Dormitory Authority, (School Districts Financing Program), (BAM), 5.00%, 10/1/42(1)	7,250	7,844,573
		$ 9,543,957
Insured - Electric Utilities — 1.9%
New York Power Authority, Green Transmission Revenue, (AGM), 4.00%, 11/15/47(1)	$3,750	$ 3,726,375
		$ 3,726,375
Insured - General Obligations — 6.3%
East Northport Fire District, NY, (AGC), 4.50%, 11/1/23	$200	$ 200,190
Nassau County, NY:
(AGM), 4.00%, 4/1/47	2,600	2,602,210
(AGM), 5.00%, 7/1/40(1)	7,110	7,608,624
(AGM), 5.00%, 7/1/42	1,000	1,064,000
Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	688,090
		$ 12,163,114
Insured - Lease Revenue/Certificates of Participation — 1.8%
Ulster County Resource Recovery Agency, NY, Solid Waste System, (AMBAC), 0.00%, 3/1/25	$3,635	$ 3,429,150
		$ 3,429,150
Insured - Other Revenue — 1.9%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,680,861
		$ 3,680,861
Insured - Transportation — 4.6%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	$7,120	$ 6,972,331
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	1,847,266
		$ 8,819,597
Other Revenue — 1.8%
Hudson Yards Infrastructure Corp., NY:
Green Bonds, 4.00%, 2/15/37	$2,000	$ 2,053,180
Green Bonds, 4.00%, 2/15/40	1,345	1,348,134
		$ 3,401,314

Eaton Vance
New York Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.9%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$600	$ 505,524
5.00%, 11/1/24	170	170,959
5.25%, 11/1/25	325	330,008
5.25%, 11/1/26	200	204,382
5.25%, 11/1/28	50	51,126
5.25%, 11/1/29	180	184,110
5.25%, 11/1/36	970	982,891
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	19,983
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,242,396
		$ 3,691,379
Special Tax Revenue — 31.9%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	$1,000	$ 785,330
4.00%, 8/1/41	3,750	3,738,338
4.00%, 5/1/42	5,430	5,381,944
4.00%, 8/1/42	2,100	2,081,289
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	10,000	10,912,500
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43	2,000	2,125,140
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,848,900
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	2,500	2,524,925
4.00%, 3/15/45	4,000	3,964,400
New York Thruway Authority, Personal Income Tax Revenue, 3.00%, 3/15/49	1,500	1,172,145
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,500	3,420,760
Triborough Bridge and Tunnel Authority, NY:
5.00%, 5/15/51	3,000	3,231,720
5.00%, 5/15/52	1,500	1,717,065
Green Bonds, 5.25%, 5/15/47(1)	7,500	8,390,925
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	1,500	1,468,170
		$ 61,763,551
Transportation — 27.0%
Metropolitan Transportation Authority, NY:
5.25%, 11/15/55	$1,650	$ 1,660,263
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Transportation Authority, NY: (continued)
Green Bonds, 4.75%, 11/15/45	$1,205	$ 1,227,835
Nassau County Bridge Authority, NY:
5.00%, 10/1/35	1,915	1,917,681
5.00%, 10/1/40	365	365,500
New York Thruway Authority:
4.00%, 1/1/36	2,500	2,556,350
4.00%, 1/1/45	2,625	2,549,636
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	819,770
(AMT), 5.00%, 7/1/41	2,150	2,150,086
(AMT), 5.00%, 7/1/46	1,000	989,340
(AMT), 5.25%, 1/1/50	1,240	1,241,587
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	3,200	3,059,200
(AMT), 4.00%, 12/1/40	100	95,082
(AMT), 4.00%, 12/1/42	750	701,093
Port Authority of New York and New Jersey:
5.00%, 12/1/34(1)	820	825,371
5.00%, 10/15/36(1)	1,200	1,281,336
5.00%, 7/15/53(1)	10,000	10,931,700
(AMT), 5.00%, 7/15/38	1,250	1,360,362
Triborough Bridge and Tunnel Authority, NY:
4.00%, 11/15/37	2,350	2,397,705
5.00%, 11/15/51(1)	15,000	16,095,450
		$ 52,225,347
Water and Sewer — 10.4%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$3,125	$ 3,072,656
5.00%, 6/15/47(1)	4,000	4,406,520
5.00%, 6/15/51(1)	10,000	10,800,900
5.25%, 6/15/46	1,600	1,817,712
		$ 20,097,788
Total Tax-Exempt Municipal Obligations (identified cost $294,083,728)		$ 290,725,886

Eaton Vance
New York Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$240	$ 229,822
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,387,080
Total Taxable Municipal Obligations (identified cost $2,240,000)		$ 1,616,902

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 1,009,760
Total Trust Units (identified cost $994,570)		$ 1,009,760
Total Investments — 151.9% (identified cost $298,877,610)		$ 294,197,034
Other Assets, Less Liabilities — (51.9)%		$(100,538,658)
Net Assets — 100.0%		$ 193,658,376
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $2,632,931 or 1.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 14.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 9.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
New York Municipal Bond Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 844,486	$ —	$ 844,486
Tax-Exempt Municipal Obligations	—	290,725,886	—	290,725,886
Taxable Municipal Obligations	—	1,616,902	—	1,616,902
Trust Units	—	1,009,760	—	1,009,760
Total Investments	$ —	$294,197,034	$ —	$294,197,034
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.